TAXES ON INCOME	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax:

Commencing 2012, NICE Ltd. and its Israeli subsidiary elected the Preferred Enterprise regime to apply under the Law for the Encouragement of Capital Investments (the "Investment Law"). The election is irrevocable. Under the Preferred Enterprise Regime, from 2015 through 2016, NICE Ltd. and its Israeli subsidiary's entire preferred income was subject to the tax rate of 16%.

In December 2016, the Israeli Knesset passed a number of changes to the Investments Law regimes. These changes came into law in May 2017, retroactively effective beginning January 1, 2017, upon the passing into law of Regulations promulgated by the Finance Ministry to implement the "Nexus Principles" based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Such Regulations provide rules for implementation of the new beneficial Preferred Technology Enterprise tax regime.

The Company believes it qualifies as a Preferred Technology Enterprise and accordingly is eligible for a tax rate of 12% on its preferred technology income, as defined in such regulations, beginning from tax year 2017 and onwards. The Company expects that it will continue to qualify as a Preferred Technology Enterprise in subsequent tax years.

Income not eligible for Preferred Enterprise or Preferred Technology Enterprise benefits is taxed at the regular corporate tax rate, which is 23% in 2018 and was 24% in 2017 and 25% in 2016.

Prior to 2012, most of NICE Ltd. and its Israeli subsidiary's income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company was subject to reduced corporate tax rates ordinarily applicable to such income under the Investment Law. Currently, income subjected to a reduced tax rate under the Preferred Enterprise and Preferred Technology Enterprise Regime will be freely distributable as dividends, subject to a 20% withholding tax (or lower, under an applicable tax treaty). However, upon the distribution of a dividend from such Preferred Income to an Israeli company, no withholding tax will be imposed

Pursuant to a temporary tax relief initiated by the Israeli government, a company that elected by November 11, 2013 to pay a reduced corporate tax rate as set forth in the temporary tax relief with respect to undistributed exempt income generated under the Investment Law accumulated by the company until December 31, 2011 is entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over a five-year period. A company that has elected to apply the temporary tax relief cannot withdraw from its election. The election did not require the actual distribution of these previously tax-exempted earnings.

In September 2013, the Company made the election and duly released all of NICE and its Israeli subsidiary's tax-exempted income through 2011 related to their various pre-2012 programs under the Investment Law. The Company believes that it has fulfilled its commitment to make certain investments in "industrial projects" (as defined in the Law), as was required to be completed by December 31, 2017. Additionally, the Company believes that this commitment has already been fulfilled during 2013 as part of its existing investment plans. Further to the election, NICE Ltd. no longer has a tax liability upon future distributions of its tax-exempted earnings, while the Israeli subsidiary may have a tax liability upon future distributions only with respect to its 2012 tax-exempted earnings.

2.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, NICE Ltd. and its Israeli subsidiary calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

NICE Ltd. and its Israeli subsidiary believe they currently qualify as an "Industrial Company" as defined by the above law and, as such, are entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of cost of purchased know-how and patents for tax purposes over 8 years.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. The Company's consolidated tax rate depends on the geographical mix of where its profits are earned. Primarily, in 2018, the Company's U.S. subsidiaries are subject to combined federal and state income taxes of approximately 25% and its subsidiaries in the U.K. are subject to corporation tax at a rate of approximately 19%. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. As of December 31, 2018, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $489,123 with a corresponding unrecognized deferred tax liability of $79,658. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

c.	U.S. Tax Reform:

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the "U.S. Tax Reform" or "TCJA"); a comprehensive tax legislation that includes significant changes to the taxation of business entities. These changes include several key tax provisions that might impact the Company, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% to 21% effective for tax years beginning after December 31, 2017; (ii) a shift of the U.S. taxation of multinational corporations from a tax on worldwide income to a territorial system (along with certain new rules designed to prevent erosion of the U.S. income tax base - "BEAT"); (iii) establishing immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing certain business deductions and credits; and (iv) providing a permanent deduction to corporations generating revenues from non-US markets (known as a deduction for foreign derived intangible income - "FDII") .

In December 2017, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 118 ("SAB 118") to provide guidance for companies that had not completed their accounting measurement for the income tax effects of the TCJA. Due to the complexities involved in accounting for the enactment of the TCJA, SAB 118 allowed for a provisional estimate of the impacts of the TCJA in the Company's earnings for the year ended December 31, 2017, as well as up to a one-year measurement period that ended on December 22, 2018, for any subsequent adjustments to such provisional estimate.

The year ended December 31, 2017 includes a recognition of a deferred tax benefit of $30,923 recorded to remeasure certain of the Company's U.S. deferred taxes, to reflect the reduced rate that will apply in future periods, when these deferred taxes are settled or realized, with no impact from the transition tax on repatriation or material impact from limitations on the deduction of interest expense.

During 2018, the Company completed its analysis of the impacts of the TCJA, and recorded additional income of $2,975, pursuant to guidance issued by the U.S. Department of Treasury and the Internal Revenue Service and revisions to the Company's estimates since the assessment date. The additional income is primarily due to an increase of the deferred tax benefit recorded to re-measure certain of the Company's U.S. deferred tax assets and liabilities, based on the rates at which they are expected to reverse in the future, and a decrease in the deferred tax liability for electing to fully expense qualifying asset expenditures.

In 2018, the Company recognized an expense of $4,786 for BEAT payments made by U.S. corporations to foreign related parties. Other provisions of the TCJA did not have a material effect on the Company's effective tax rate for 2018.

The final impact of the TCJA may differ from the tax expense as described above, due to, among other things, possible changes in the interpretations and assumptions made by the Company as a result of additional information, additional guidance or finalization of law and regulations, that will be issued by the U.S. Department of Treasury, the IRS or other standard-setting bodies, and which may impact the Company's future financial statements; and will be accounted for when such guidance is issued.

d.	Net operating loss carryforward:

As of December 31, 2018, the Company and certain of its subsidiaries had tax loss carry-forwards totaling in aggregate approximately $375,786 which can be carried forward and offset against taxable income. Approximately $71,345 of these carry-forward tax losses have no expiration date, with the balance expiring between 2019 and 2038.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses increasing taxes before utilization.

e.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2018	2017
Deferred tax assets:
Net operating losses carryforward and tax credits	$88,528	$79,196
Share based payments	21,631	16,142
Research and development costs	3,473	3,606
Reserves, allowances and other	21,838	13,313

Deferred tax assets before valuation allowance	135,470	112,257
Valuation allowance	(11,211)	(8,853)

Deferred tax assets	124,259	103,404

Deferred tax liabilities:
Acquired intangibles	(126,318)	(142,352)
Acquired deferred revenue	(2,033)	(2,600)
Internal Use Software and other Fixed Assets	(15,677)	(4,398)
Prepaid Compensation Expenses	(12,062)	-

Deferred tax liabilities	(156,090)	(149,350)

Deferred tax liabilities, net	$(31,831)	$(45,946)

	December 31,
	2018	2017

Deferred tax assets	$12,309	$11,850
Deferred tax liabilities	(44,140)	(57,796)

Deferred tax liabilities, net	$(31,831)	$(45,946)

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning their realization.

f.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2018	2017	2016

Income before taxes on income, as reported in the consolidated statements of income	$186,715	$129,660	$144,481

Statutory tax rate in Israel	23.0%	24.0%	25.0%
Preferred Enterprise / Preferred Technology Enterprise benefits (*)	(13.0)%	(16.8)%	(8.9)%
Changes in valuation allowance	(0.0%	0.0%	1.0%
Earnings taxed under foreign law	(1.8)%	(4.6)%	(7.7)%
Tax settlements and other adjustments	7.0%	14.3%	5.8%
U.S. Tax Reform one-time adjustment	(1.6)%	(23.9)%	-
Other	1.1%	(3.5)%	(0.4)%

Effective tax rate	14.7%	(10.5)%	14.8%

(*)	The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits " status on net earnings per ordinary share is as follows:

	Year ended December 31,
	2018	2017	2016

Basic	$0.39	$0.36	$0.22

Diluted	$0.38	$0.35	$0.21

g.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2018	2017	2016

Domestic	$193,664	$188,070	$131,111
Foreign	(6,949)	(58,410)	13,370

	$186,715	$129,660	$144,481

h.         Taxes on income (tax benefit) are comprised as follows:

	Year ended December 31,
	2018	2017	2016

Current	$57,549	$57,174	$47,318
Deferred	(30,172)	(70,805)	(25,906)

	$27,377	$(13,631)	$21,412

Domestic	$29,947	$27,673	$28,097
Foreign	(2,570)	(41,304)	(6,685)

	$27,377	$(13,631)	$21,412

Of which:

	Year ended December 31,
	2018	2017	2016
Domestic taxes:
Current	$34,370	$22,808	$27,932
Deferred	(4,423)	4,865	165

	29,947	27,673	28,097
Foreign taxes:
Current	23,179	34,366	19,386
Deferred	(25,749)	(75,670)	(26,071)

	(2,570)	(41,304)	(6,685)

Taxes on income (tax benefit)	$27,377	$(13,631)	$21,412

i.          Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2018	2017

Uncertain tax positions, beginning of year	$43,984	$26,659
Increases in tax positions for prior years	5,121	5,105
Increases in tax positions for current year	13,353	15,140
Settlements	(3,471)	-
Expiry of the statute of limitations	(427)	(2,920)

Uncertain tax positions, end of year	$58,560	$43,984

All the Company's unrecognized tax benefits would, if recognized, reduce the Company's annual effective tax rate. The Company has further accrued $501 and $1,262 due to interest and penalties related to uncertain tax positions as of December 31, 2018 and 2017 respectively.

During the course of 2018, NICE Ltd. concluded a corporate income tax audit by the Israeli Tax Authorities with respect to the 2013 tax year. Also, in 2018 the Company's U.S. subsidiaries concluded a routine Internal Revenue Service audit of the tax year 2014 consolidated U.S. Federal tax return and the Company's Swiss subsidiary concluded a routine corporate tax audit for the 2014 and 2015 tax years. NICE Ltd. is currently in the process of routine Israeli income tax audits for the tax years 2014, 2015 and 2016. As of December 31, 2018, U.S. federal income tax returns filed by the Company or its subsidiaries for the tax years prior to 2015 are no longer subject to audit; and to the extent the Company or its subsidiaries generated net operating losses or tax credits in closed tax years, future use of the net operating loss or tax credit carry forward balance would be subject to examination within the relevant statute of limitations for the year in which utilized. In the United Kingdom, years prior to 2016 were closed by way of the expiration of the statute of limitations and the Company and its subsidiaries are still subject to other income tax audits for the tax years of 2011 through 2017.